Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (513.7)	$ (491.5)
Deferred income tax liability	513.7	491.5	$ 477.0
Accounting value of mineral property, plant and equipment in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	557.0	446.8
Accounting value of inventories in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7.9	13.8
Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		64.3
Deferred tax liabilities	(19.8)
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (31.4)	$ (33.4)